THE RBB FUND, INC.

Robeco Investment Funds

Supplement dated September 30, 2011

to the Institutional Class Prospectus dated December 31, 2010, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.              Reorganization of the SAM Sustainable Global Active Fund

Effective as of the close of business on June 10, 2011, the SAM Sustainable Global Active Fund was reorganized into the Frontegra SAM Global Equity Fund, a series of Frontegra Funds, Inc.

2.              Change to Wire Instructions

It is expected that the PNC Bank wire instructions used for making wire purchases of the Fund will change to new BNY Mellon wire instructions. Before sending any wire, please call the Robeco Investment Funds at 1-888-261-4073 to confirm the current wire instructions.

3.              Changes to Expenses and Fees Table for Robeco Boston Partners Long/Short Research Fund

Effective immediately, the Expenses and Fees table on page 16 of the Prospectus is deleted and replaced with the following table:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Institutional Class
Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	None
Other Expenses(1):
Dividend expense on short sales	0.18%
Interest expense on borrowings	0.50%
Other operating expenses	1.43%
Total other expenses	2.11%
Total Annual Fund Operating Expenses	3.36%
Fees Forgone and Expense Reimbursements (2)	(0.93)%
Net Expenses (includes dividend expenses on short sales)	2.43%

(1)          Other expenses are based on estimated amounts for the current fiscal year.

(2)          The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeds 2.25% of the average daily net assets attributable to the Fund’s Institutional Class shares.  This contractual limitation is in effect until at least December 31, 2011 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.25%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Supplement dated September 30, 2011

to the Investor Class Prospectus dated December 31, 2010

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

4.              Reorganization of the SAM Sustainable Global Active Fund

Effective as of the close of business on June 10, 2011, the SAM Sustainable Global Active Fund was reorganized into the Frontegra SAM Global Equity Fund, a series of Frontegra Funds, Inc.

5.              Change to Wire Instructions

It is expected that the PNC Bank wire instructions used for making wire purchases of the Fund will change to new BNY Mellon wire instructions. Before sending any wire, please call the Robeco Investment Funds at 1-888-261-4073 to confirm the current wire instructions.

6.              Changes to Expenses and Fees Table for Robeco Boston Partners Long/Short Research Fund

Effective immediately, the Expenses and Fees table on page 17 of the Prospectus is deleted and replaced with the following table:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Investor Class
Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1):
Dividend expense on short sales	0.18%
Interest expense on borrowings	0.50%
Other operating expenses	1.43%
Total other expenses	2.11%
Total Annual Fund Operating Expenses	3.61%
Fees Forgone and Expense Reimbursements (2)	(0.93)%
Net Expenses (includes dividend expenses on short sales)	2.68%

(1)          Other expenses are based on estimated amounts for the current fiscal year.

(2)          The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeds 2.50% of the average daily net assets attributable to the Fund’s Investor Class shares. This contractual limitation is in effect until at least December 31, 2011 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.50%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Please retain this Supplement for future reference.